Real Estate Owned - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Property	Dec. 31, 2012	Dec. 31, 2011
Real Estate By Property [Line Items]
Loans transferred into other real estate owned	$ 3,900,000
Loans into real estate owned	7,503,000	3,559,000	1,597,000
Write-down of real estate owned	75,000	1,433,000	667,000
Real estate owned portfolio includes properties	75,000
Net (gain) loss on sales of real estate	(1,209,000)	(345,000)	26,000
Number of units in real estate property maintained	15
Commercial Properties [Member]
Real Estate By Property [Line Items]
Real estate owned portfolio includes properties	6
Loans into real estate owned	2,500,000
Real estate owned portfolio includes properties	4,000
Number of real estate write down	1
Write down of real estate specific properties	6,600,000
Residential Properties [Member]
Real Estate By Property [Line Items]
Real estate owned portfolio includes properties	14
Loans into real estate owned	1,400,000
Real estate owned portfolio includes properties	71,000
Number of real estate write down	2
Number of real estate property sold	5
Write down of real estate specific properties	722,000
Eleven Commercial Properties [Member]
Real Estate By Property [Line Items]
Number of real estate property sold	23
Bank Properties [Member]
Real Estate By Property [Line Items]
Number of real estate property sold	6
Write down of real estate specific properties	$ 1,400,000